UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here is Amendment [     ];  Amendment Number: ________
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
             				 entries.
Institutional Investment Manager Filing this Report:

Name:	  McKEE INVESTMENT MANAGEMENT COMPANY
Address:  345 California Street Suite 1175
          San Francisco, CA  94104


Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien
Title:    President
Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien  San Francisco, California   May 18, 1999

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $116,121
                    			               (thousands)

List of Other Included Managers:
None

                                                 FORM 13F INFORMATION TABLE
      Item 1:         Item 2: Item 3: Item 4:      Item 5:   Item 6:     Item 7:      Item 8:
                      Title           Mkt Value Shares/  SH/ Investment  Other    Voting Authority (Shs)
Name of Issuer        of Class CUSIP  (x$1000)  Prin Amt PR  Discretion  Mgrs  Sole Shared None

American Electric Pwr   COM 025537101   699     17600  SH    SOLE              0     0   17600
AGL Resources           COM 001204106   162      9200  SH    SOLE              0     0    9200
Ameren Corporation      COM 023608102  6876    190000  SH    SOLE         120000     0   70000
Baltimore Gas & Elect   COM 059165100   634     25000  SH    SOLE              0     0   25000
Carolina Power & Light  COM 144141108  1513     40000  SH    SOLE              0     0   40000
Central & Southwest     COM 152357109  1406     60000  SH    SOLE              0     0   60000
CINergy                 COM 172474108  3575    130000  SH    SOLE          40000     0   90000
Conectiv Inc.           COM 206829103  1812     93500  SH    SOLE              0     0   93500
Conectiv Inc. Cl. A     COM 206829202   225      6250  SH    SOLE              0     0    6250
Consolidated Edison     COM 209111103  2945     65000  SH    SOLE              0     0   65000
DPL Inc.                COM 233293109  6683    405000  SH    SOLE         255000     0  150000
DQE, Inc.               COM 23329J104  3454     90000  SH    SOLE              0     0   90000
Dominion Resources Inc  COM 257470104  2290     62000  SH    SOLE              0     0   62000
Duke Energy             COM 264399106  6262    114250  SH    SOLE          64250     0   50000
Edison International    COM 281020107  2047     92000  SH    SOLE              0     0   92000
Energy East Corp.       COM 29266M109   988     18800  SH    SOLE              0     0   18800
Entergy Corp.           COM 29364G103  2063     75000  SH    SOLE              0     0   75000
FPL Group Inc.          COM 302571104  1864     35000  SH    SOLE              0     0   35000
GTE Corp.               COM 362320103   605     10000  SH    SOLE              0     0   10000
GPU Inc.                COM 36225X100  7929    212500  SH    SOLE         152500     0   60000
Hawaiian Electric       COM 419870100   491     14000  SH    SOLE              0     0   14000
Illinova Corporation    COM 452317100   530     25000  SH    SOLE              0     0   25000
Inter'l Business MachineCOM 459200101  5318     30000  SH    SOLE              0     0   30000
IPALCO Enterprises      COM 462613100  2633    120000  SH    SOLE              0     0  120000
Kansas City Power & Lt  COM 485134100  2310     93800  SH    SOLE          17800     0   76000
LGE Energy              COM 501917108  1249     60000  SH    SOLE              0     0   60000
NIPSCO Inc.             COM 629140104 11246    416500  SH    SOLE         266500     0  150000
New Century Energies    COM 64352U103   681     20000  SH    SOLE              0     0   20000
New England Electric    COM 644001109  2668     55000  SH    SOLE              0     0   55000
Northeast Utilities     COM 664397106   555     40000  SH    SOLE              0     0   40000
Northern States Power   COM 665772109   696     30000  SH    SOLE              0     0   30000


  COLUMN TOTALS                          82403   2655400







      Item 1:         Item 2: Item 3: Item 4    Item 5:     Item 6:   Item 7:    Item 8:
                      Title         Mkt Value Shares/  SH/ Investment Other   Voting Authority (Shs)
Name of Issuer        of Class CUSIP (x$1000) Prin Amt PR  Discretion Mgrs  Sole Shared None

PG&E Corporation        COM 69331C108  4659    150000  SH    SOLE              0     0  150000
PP&L Resources          COM 693499105   493     19903  SH    SOLE              0     0   19903
PECO Energy             COM 693304107  4625    100000  SH    SOLE              0     0  100000
Pinnacle West Capital   COM 723484101    29       800  SH    SOLE              0     0     800
Public Service Enter    COM 744573106  1718     45000  SH    SOLE              0     0   45000
Reliant Energy          COM 75952J108  1579     60600  SH    SOLE           6000     0   54600
SCANA                   COM 805898103   651     30000  SH    SOLE              0     0   30000
Sempra Energy           COM 816851109  1343     70000  SH    SOLE              0     0   70000
Southern Company        COM 842587107  3380    145000  SH    SOLE          45000     0  100000
SIGCORP                 COM 826912107   365     13332  SH    SOLE              0     0   13332
TECO Energy, Inc.       COM 872375100  4770    240000  SH    SOLE         170000     0   70000
Texas Utilities         COM 882848104  2520     60000  SH    SOLE              0     0   60000
Unisource Energy Corp   COM 909205106    35      3200  SH    SOLE              0     0    3200
U.S. West               COM 912889102  2588     47000  SH    SOLE              0     0   47000
UtiliCorp United        COM 918005109  2048     90000  SH    SOLE              0     0   90000
Western Resources       COM 959425109   568     21279  SH    SOLE              0     0   21279
Wisconsin Energy Corp   COM 976657106  2346     90000  SH    SOLE              0     0   90000


COLUMN TOTALS                         33717   1186114

AGGREGATE TOTAL                      116121   3841514

